CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,639,495	$ 4,048,767
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,915,398	1,724,050
FHLB Stock dividends	(4,100)	(3,300)
Provision for loan losses	1,075,983	1,228,016
Deferred income taxes	1,707,403	(136,348)
Restricted stock expense	391,777	263,216
Increase in cash value of life insurance	(152,294)	(170,918)
Amortization and accretion, net	(107,170)	789,999
Writedown of bank property	193,073	0
Loss on sale/writedown of other real estate	350,023	526,957
Changes in:
Loans held for sale	2,671,885	(2,716,039)
Interest receivable	(54,600)	(115,611)
Other assets	4,412,575	3,255,806
Interest payable	(153,065)	(95,711)
Other liabilities	1,108,980	1,624,587
Net cash provided by operating activities	17,995,363	10,223,471
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities	(83,415,975)	(60,102,101)
Purchases of other securities	(2,780,100)	(1,409,300)
Purchases of held-to-maturity securities	0	(2,489,450)
Proceeds from maturities and calls of available-for-sale securities	52,237,989	59,198,136
Proceeds from redemption of other securities	788,200	620,100
Increase in loans	(50,100,144)	(29,994,973)
Net additions to premises and equipment	(746,724)	(448,274)
Cash received in excess of cash paid for acquisition	43,150,000	0
Net cash used in investing activities	(40,866,754)	(34,625,862)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in deposits	(1,971,438)	23,170,427
Proceeds from borrowed funds	47,000,000	133,340,000
Repayment of borrowed funds	(31,770,773)	(123,601,058)
Dividends paid on common stock	(600,452)	(453,105)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(26,749)	(15,642)
Issuance of 1,951,220 common shares, net	18,958,464	0
Net cash provided by financing activities	31,246,592	32,098,162
Net increase in cash and cash equivalents	8,375,201	7,695,771
Cash and cash equivalents at beginning of year	30,876,724	23,180,953
Cash and cash equivalents at end of year	39,251,925	30,876,724
Supplemental disclosures:
Interest	2,729,323	4,232,327
Income taxes	980,490	1,562,850
Transfers of loans to other real estate	2,136,687	6,198,006
Issuance of restricted stock grants	$ 39,913	$ 42,795